Share-based compensation - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	827,642	825,091
Number of options granted (in shares) | shares	399,329	211,350
Number of options forfeited (in shares) | shares	(157,157)	(63,540)
Number of options exercised (in shares) | shares	(17,112)	(144,142)
Number of options expired (in shares) | shares	(32,772)	(1,117)
Number of options outstanding - end of period (in shares) | shares	1,019,930	827,642
Number of options exercisable (in shares) | shares	555,009	484,483
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 34.11	$ 28.37
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	42.25	61.80
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	52.80	62.98
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	26.60	28.99
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	57.97	52.46
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	33.78	34.11
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 23.78	$ 18.46